TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Current tax liabilities	$ 760	$ 2,567
Non-current tax liabilities	4,086	2,204
Net deferred tax liabilities	$ 4,846	$ 4,771